Restatement of Unaudited Interim Financial Statements (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
The tables below show the effects of correction of the above mentioned adjustments in the Company’s previously issued unaudited quarterly financial statements. The tax effect of the restated adjustments was de minimis for the 2022 quarterly interim periods. The impact on the interim Consolidated statements of cash flows has resulted in reclassifications within the operating activities for all periods presented and no impact to total operating activities within the interim Consolidated statements of cash flows.

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
(in thousands)
(Unaudited)
For the three months ended March 27, 2022

	As Previously Reported	Adjustments	Adjustment Reference	As Restated
Revenue, net	$11,414	$(1,013)	a	$10,401
Cost of goods sold	$10,488	$(140)	a,b	$10,348
Selling, administrative and engineering expense	$16,112	$(360)	b	$15,752
Operating loss	$(15,186)	$(513)	a,b	$(15,699)
Loss before income taxes	$(15,398)	$(513)	a,b	$(15,911)
Net loss	$(15,466)	$(513)	a,b	$(15,979)
Comprehensive loss	$(15,566)	$(513)	a,b	$(16,079)
CONSOLIDATED BALANCE SHEETS
(in thousands)
(Unaudited)
As of March 27, 2022

	As Previously Reported	Adjustments	Adjustment Reference	As Restated
Accounts receivable, net	$9,379	$(858)	a	$8,521
Inventories, net	$17,703	$640	a	$18,343
Total current assets	$42,358	$(218)	a	$42,140
Property, plant and equipment, net	$19,466	$134	b	$19,600
Total assets	$75,756	$(84)	a,b	$75,672
Accrued liabilities	$13,595	$(70)	a,b	$13,525
Total current liabilities	$40,738	$(70)	a,b	$40,668
Total liabilities	$52,845	$(70)	a,b	$52,775
Net Parent company investment	$22,866	$(14)	a,b	$22,852
Total shareholders’ equity	$22,911	$(14)	a,b	$22,897
Total liabilities and shareholders’ equity	$75,756	$(84)	a,b	$75,672
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
(in thousands)
(Unaudited)
For the three months ended June 26, 2022

	As Previously Reported	Adjustments	Adjustment Reference	As Restated
Revenue, net	$14,248	$(1,742)	a	$12,506
Cost of goods sold	$14,699	$(1,803)	a,b	$12,896
Selling, administrative and engineering expense	$19,169	$(203)	b	$18,966
Operating loss	$(19,620)	$264	a,b	$(19,356)
Loss before income taxes	$(19,747)	$264	a,b	$(19,483)
Net loss	$(19,842)	$264	a,b	$(19,578)
Comprehensive loss	$(19,836)	$264	a,b	$(19,572)

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
(in thousands)
(Unaudited)
For the six months ended June 26, 2022

	As Previously Reported	Adjustments	Adjustment Reference	As Restated
Revenue, net	$25,662	$(2,755)	a	$22,907
Cost of goods sold	$25,187	$(1,943)	a,b	$23,244
Selling, administrative and engineering expense	$35,281	$(563)	b	$34,718
Operating loss	$(34,806)	$(249)	a,b	$(35,055)
Loss before income taxes	$(35,145)	$(249)	a,b	$(35,394)
Net loss	$(35,308)	$(249)	a,b	$(35,557)
Comprehensive loss	$(35,402)	$(249)	a,b	$(35,651)
CONSOLIDATED BALANCE SHEETS
(in thousands)
(Unaudited)
As of June 26, 2022

	As Previously Reported	Adjustments	Adjustment Reference	As Restated
Accounts receivable, net	$5,339	$(1,658)	a	$3,681
Inventories, net	$25,834	$1,687	a	$27,521
Total current assets	$39,445	$29	a	$39,474
Property, plant and equipment, net	$22,817	$249	b	$23,066
Total assets	$76,929	$278	a,b	$77,207
Accrued liabilities	$13,353	$784	a,b	$14,137
Total current liabilities	$33,102	$784	a,b	$33,886
Total liabilities	$39,038	$784	a,b	$39,822
Net Parent company investment	$37,840	$(506)	a,b	$37,334
Total shareholders’ equity	$37,891	$(506)	a,b	$37,385
Total liabilities and shareholders’ equity	$76,929	$278	a,b	$77,207
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
(in thousands)
(Unaudited)
For the three months ended September 25, 2022

	As Previously Reported	Adjustments	Adjustment Reference	As Restated
Revenue, net	$11,953	$2,755	a	$14,708
Cost of goods sold	$11,800	$1,943	a,b	$13,743
Selling, administrative and engineering expense	$22,111	$(123)	b	$21,988
Operating loss	$(21,958)	$935	a,b	$(21,023)
Loss before income taxes	$(21,882)	$935	a,b	$(20,947)
Net loss	$(21,878)	$935	a,b	$(20,943)
Comprehensive loss	$(21,938)	$935	a,b	$(21,003)

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
(in thousands)
(Unaudited)
For the nine months ended September 25, 2022

	As Previously Reported	Adjustments	Adjustment Reference	As Restated
Selling, administrative and engineering expense	$57,392	$(686)	b	$56,706
Operating loss	$(56,764)	$686	b	$(56,078)
Loss before income taxes	$(57,027)	$686	b	$(56,341)
Net loss	$(57,186)	$686	b	$(56,500)
Comprehensive loss	$(57,340)	$686	b	$(56,654)
CONSOLIDATED BALANCE SHEETS
(in thousands)
(Unaudited)
As of September 25, 2022

	As Previously Reported	Adjustments	Adjustment Reference	As Restated
Property, plant and equipment, net	$26,111	$383	b	$26,494
Total assets	$182,379	$383	b	$182,762
Accrued liabilities	$15,538	$(303)	b	$15,235
Total current liabilities	$134,255	$(303)	b	$133,952
Total liabilities	$139,872	$(303)	b	$139,569
Net Parent company investment	$42,516	$686	b	$43,202
Total shareholders’ equity	$42,507	$686	b	$43,193
Total liabilities and shareholders’ equity	$182,379	$383	b	$182,762